INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Maximum Exposure Loss of Legacy Dole (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 126,534		$ 458,557
Legacy Dole
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 0	$ 259,000	340,485	$ 313,289
Maximum exposure to loss		$ 259,000	$ 340,485